Cash and Cash Equivalents - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 76,000		¥ 171,100		$ 12,000
Undrawn borrowing facilities	474,200		491,900		75,000
Loan commitment fee incurred	0	$ 0	100	¥ 200
Fixed deposits held with related party	¥ 140,300		¥ 130,800		$ 22,200
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	0.13%		0.10%		0.13%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	1.55%		1.55%		1.55%